STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Outstanding at ending of period	1,103,583	1,053,356
Weighted Average Remaining Contractual Life , Beginning balance	6 years 2 months 15 days	7 years 10 months 9 days
Weighted Average Remaining Contractual Life, Warrants granted	3 years 5 months 1 day	3 years 10 months 13 days
Weighted Average Remaining Contractual Life, Ending balance	5 years 3 months 29 days	6 years 2 months 15 days
Aggregate Intrinsic Value, Beginning balance	$ 5,804,517	$ 6,292,844
Aggregate Intrinsic Value, Ending balance	$ 0	$ 5,804,517
Warrants [Member]
Outstanding at beginning of period	836,464	194,772
Warrants Granted	13,375,461	740,671
Warrants Exercised	(3,775,942)	(58,979)
Warrants Expired	48,106	40,000
Outstanding at ending of period	10,387,877	836,464
Weighted Average Exercise Price Per Share, Beginning balance	$ 6.78	$ 2.8239
Weighted Average Exercise Price Per Share, Warrants granted	1.94	7.3500
Weighted Average Exercise Price Per Share, Warrants exercised	0.88	1.5000
Weighted Average Exercise Price Per Share, Ending balance	$ 1.56	$ 6.7800
Weighted Average Remaining Contractual Life , Beginning balance	3 years 14 days	3 years 9 months 18 days
Weighted Average Remaining Contractual Life, Warrants granted	4 years 4 months 17 days	3 years 1 month 24 days
Weighted Average Exercise Price Per Share, Warrants Expired/forfeited	$ 3.118	$ 6.00
Weighted Average Remaining Contractual Life, Ending balance	5 years 1 month 9 days	3 years 14 days
Aggregate Intrinsic Value, Beginning balance	$ 1,784,838	$ 1,173,737
Aggregate Intrinsic Value, Warrants granted	0	1,152,852
Aggregate Intrinsic Value, Ending balance	$ 0	$ 1,784,838
Minimum [Member] | Warrants [Member]
Exercise Price Per Share, Beginning balance	$ 1.50	$ 1.50
Exercise Price Per Share, Warrants granted	1.35	6
Exercise Price Per Share, Warrants Exercised	0.001	0
Exercise Price Per Share, Ending balance	1.35	1.50
Maximum [Member] | Warrants [Member]
Exercise Price Per Share, Beginning balance	9	6
Exercise Price Per Share, Warrants granted	5.3125	9
Exercise Price Per Share, Warrants Exercised	2.125	1.50
Exercise Price Per Share, Ending balance	$ 9	$ 9